Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 14, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Feb. 14, 2020	Nov. 30, 2018	Dec. 27, 2017
Summary Of Significant Accounting Policies [Line Items]
Sponsor Loan, and accumulated earnings						$ 2,252,652
Trust account invested						145,998,591
Held in cash						654,488
Net tangible assets		$ 17,100,000		$ 17,100,000		3,000,000
Amount of federal depository insurance coverage						250,000
Deferred offering costs							$ 162,500
Payment of cost and underwriting discounts						2,875,000
Payment of offering costs						639,723
Income tax expense		$ (400,000)	$ 0	(1,500,000)	$ 0	309,000	$ 800
Offering costs offset from proceeds of reverse capitalization				2,600,000
Deferred as prepaid expenses and other current assets						$ 700,000		$ 7,600,000
Offering costs reclassified as additional paid-in-capital				$ 400,000
Preferred stock, shares authorized		1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, par value		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0		0
Class of Warrant or Right, Outstanding		8,668,750		8,668,750							33,333.33
Warrants expire term		5 years		5 years		5 years
Class B Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares authorized						25,000,000	25,000,000
Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares authorized						100,000,000	100,000,000
Private Placement [Member] | Class B Common Stock
Summary Of Significant Accounting Policies [Line Items]
Warrants to purchase shares of common stock						7,418,750
IPO [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs						$ 162,500
IPO [Member] | Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Class A common stock shares sold						14,375,000
Net tangible assets						$ 5,000,001
Accounting Standards Update Topic 840 [Member]
Summary Of Significant Accounting Policies [Line Items]
Each warrant exercisable for common stock		1		1
Warrant
Summary Of Significant Accounting Policies [Line Items]
Share Price		$ 11.50		$ 11.50
Warrant | Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Share Price						$ 9.20
Alta Equipment Holdings Inc [Member] | Reverse Recapitalization [Member]
Summary Of Significant Accounting Policies [Line Items]
Capital stock, shares authorized									201,000,000
Common stock, shares authorized									200,000,000
Preferred stock, shares authorized									1,000,000
Preferred stock, par value									$ 0.0001
Preferred stock, shares issued		0		0
GA International Services Corp | Class B Common Stock
Summary Of Significant Accounting Policies [Line Items]
Stock split	1 to 3,593,750
Class A common stock shares sold										3,593,750